UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2009

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   04/16/2009

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:    46

Form 13F Information Table Value Total:    64,575
                                         (thousands)

List of Other Included Managers:

NONE

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                                         FORM 13F INFORMATION TABLE

                                                                                                     VOTING
                                                   VALUE     SHRS /    SH/   INVESTMENT   OTHER    AUTHORITY
  NAME OF ISSUER    TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   DISCRETION  MANAGERS     SOLE
------------------  ---------------  ----------  ---------  ---------  ----  ----------  --------  ----------
Abbott Laboratorie  Common Stock     002824100         489     10,250  SH    SOLE        NONE          10,250
Bristol Myers Squi  Common Stock     110122108         442     20,169  SH    SOLE        NONE          20,169
Buckeye Partners L  Common Stock     118230101         241      6,745  SH    SOLE        NONE           6,745
ChevronTexaco Corp  Common Stock     166764100         572      8,514  SH    SOLE        NONE           8,514
Devon Energy Corp.  Common Stock     25179m103         457     10,231  SH    SOLE        NONE          10,231
Diamonds Trust, Se  Common Stock     252787106         522      6,885  SH    SOLE        NONE           6,885
Eli Lilly And Co.   Common Stock     532457108         233      6,960  SH    SOLE        NONE           6,960
Exxon Mobil Corp.   Common Stock     30231G102       3,337     49,008  SH    SOLE        NONE          49,008
General Electric C  Common Stock     369604103         337     33,370  SH    SOLE        NONE          33,370
Gilead Sciences In  Common Stock     375558103       1,299     28,039  SH    SOLE        NONE          28,039
GlaxoSmithKline PL  Common Stock     37733w105         264      8,481  SH    SOLE        NONE           8,481
JM Smucker Co.      Common Stock     832696405         334      8,960  SH    SOLE        NONE           8,960
Johnson & Johnson   Common Stock     478160104         389      7,390  SH    SOLE        NONE           7,390
Kimberly-Clark Cor  Common Stock     494368103         389      8,438  SH    SOLE        NONE           8,438
Lancaster Colony C  Common Stock     513847103         469     11,305  SH    SOLE        NONE          11,305
McCormick & CO. In  Common Stock     579780206         324     10,950  SH    SOLE        NONE          10,950
McDermott Internat  Common Stock     580037109         205     15,345  SH    SOLE        NONE          15,345
McDonald's Corp.    Common Stock     580135101         400      7,325  SH    SOLE        NONE           7,325
Microsoft Corp.     Common Stock     594918104         280     15,269  SH    SOLE        NONE          15,269
Nasdaq 100 Tr ser   Common Stock     73935A104       5,585    184,215  SH    SOLE        NONE         184,215
National Fuel Gas   Common Stock     636180101         220      7,160  SH    SOLE        NONE           7,160
Pepsico Inc.        Common Stock     713448108       1,358     26,388  SH    SOLE        NONE          26,388
PowerShares DB Agr  Common Stock     73936B408       2,469    100,813  SH    SOLE        NONE         100,813
Procter & Gamble C  Common Stock     742718109         480     10,202  SH    SOLE        NONE          10,202
Progressive Corp.   Common Stock     743315103         323     24,045  SH    SOLE        NONE          24,045
S&P Depository Rec  Common Stock     78462f103         280      3,525  SH    SOLE        NONE           3,525
S&P Midcap Deposit  Common Stock     595635103         249      2,810  SH    SOLE        NONE           2,810
SPDR DJ Wilshire I  Common Stock     78463x863         509     23,092  SH    SOLE        NONE          23,092
Schlumberger Ltd.   Common Stock     806857108         572     14,092  SH    SOLE        NONE          14,092
Syngenta ADR        Common Stock     87160a100         494     12,305  SH    SOLE        NONE          12,305
Tootsie Roll Indus  Common Stock     890516107         224     10,293  SH    SOLE        NONE          10,293
United States Natu  Common Stock     912318102         222     14,580  SH    SOLE        NONE          14,580
Vanguard Total Sto  Common Stock     922908769       7,409    187,181  SH    SOLE        NONE         187,181
Verizon Communicat  Common Stock     92343V104         204      6,756  SH    SOLE        NONE           6,756
Visa Inc. Class A   Common Stock     92826C839         535      9,620  SH    SOLE        NONE           9,620
iS Cohen & Strs Re  Common Stock     464287564         431     15,540  SH    SOLE        NONE          15,540
iS MSCI Emerging M  Common Stock     464287234       4,738    190,972  SH    SOLE        NONE         190,972
iS Morningstar Sma  Common Stock     464288505         439      9,758  SH    SOLE        NONE           9,758
iS Russell 1000     Common Stock     464287622         266      6,140  SH    SOLE        NONE           6,140
iS Russell 2000     Common Stock     464287655       3,520     83,706  SH    SOLE        NONE          83,706
iS Russell Midcap   Common Stock     464287499       4,738     87,728  SH    SOLE        NONE          87,728
iShares FTSE/Xinhu  Common Stock     464287184       6,085    213,300  SH    SOLE        NONE         213,300
iShares MSCI EAFE   Common Stock     464287465         540     14,372  SH    SOLE        NONE          14,372
iShares Russell 10  Common Stock     464287614      10,641    303,348  SH    SOLE        NONE         303,348
iShares Russell 10  Common Stock     464287598         366      8,975  SH    SOLE        NONE           8,975
iShares iBoxx $ In  Common Stock     464287242         694      7,370  SH    SOLE        NONE           7,370
                                                 ---------
                                                    64,575

                                                 ---------
TOTAL PORTFOLIO                                     64,575
                                                 =========

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